SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT - STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sales
Net sales	[1]	$ 15,921	$ 24,310	$ 65,623
Cost of net sales
Cost of net sales		16,996	20,781	41,466
Gross profit (loss) by Segment		(1,075)	3,529	24,157
Operating expenses:
Research and development		6,886	8,083	14,467
Total operating expenses		4,244	26,772	30,294
Operating loss		(5,319)	(23,243)	(6,137)
Interest income		1,136	990	1,337
Interest expense			(10)	(16)
Other income, net		1,649	(2,166)	872
Income tax benefit (expense)		(3,294)	1,782	31
Net loss		(5,828)	(23,676)	(3,913)
Comprehensive loss		(9,554)	(22,116)	(3,384)
UTSTARCOM HOLDINGS CORP
Operating expenses:
Selling, general and administrative		769	693	633
Total operating expenses		769	693	633
Operating loss		(769)	(693)	(633)
Loss before income taxes and equity in loss of affiliated companies		(769)	(693)	(633)
Equity in net loss of affiliated companies		(5,059)	(22,983)	(3,280)
Net loss		(5,828)	(23,676)	(3,913)
Other comprehensive income (loss), net of tax		(3,726)	1,560	529
Comprehensive loss		$ (9,554)	$ (22,116)	$ (3,384)

[1]	Revenue recognized for the years ended December 31, 2021, 2020 and 2019 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each year was $0.4 million, $1.2 million and $2.8 million, respectively.